S000038873 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.27%	12.87%
Northern Trust Quality Dividend IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.33%	10.80%	10.43%
FlexShares Quality Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		16.94%	10.32%	9.92%
FlexShares Quality Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.28%	9.64%	9.10%
FlexShares Quality Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	7.99%	7.85%

[1]	Reflects no deduction for fees, expenses or taxes.